UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      May 31

Date of reporting period:     August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK
Bond Fund

8.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2004 (unaudited)

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                                 rate %        date   rating (A)         (000)            Value
Bonds 55.54%                                                                                                          $689,374,543
(Cost $672,781,011)

Agricultural Products 0.96%                                                                                             11,951,592
Bunge Ltd. Finance Corp., Note (S)                                   5.350   04-15-2014  BBB               2,260         2,265,779
Corn Products International, Inc., Sr Note                           8.450   08-15-2009  BBB-              8,515         9,685,813

Airlines 0.81%                                                                                                          10,072,283
American Airlines, Inc., Pass Thru Ctf Ser 2001-2 (L)                7.858   10-01-2011  A-                4,200         4,175,998
Continental Airlines, Inc., Pass Thru Ctf Ser 1999-1A                6.545   02-02-2019  A-                3,933         3,719,358
Jet Equipment Trust, Equipment Trust Ctf Ser 95B2 (B)(H)(S)           Zero   08-15-2014  D                 5,800            29,000
Northwest Airlines Corp.,
Pass Thru Ctf Ser 1996-1C                                           10.150   01-02-2005  CCC+                340           322,338
Pass Thru Ctf Ser 1996-1D                                            8.970   01-02-2015  CCC+              2,724         1,825,589

Apparel Retail 0.15%                                                                                                     1,837,500
Gap, Inc. (The), Note (L)                                           10.300   12-15-2008  BB+               1,500         1,837,500

Automobile Manufacturers 0.53%                                                                                           6,560,532
DaimlerChrysler North America Holding Corp., Floating Rate Med
Term Note Ser D (P)                                                  2.340   05-24-2006  BBB               4,755         4,773,107
Ford Motor Co., Deb                                                  9.980   02-15-2047  BBB-              1,450         1,787,425

Broadcasting & Cable TV 3.94%                                                                                           48,918,883
British Sky Broadcasting Group Plc,
Gtd Note (United Kingdom)                                            7.300   10-15-2006  BBB-              2,350         2,539,283
Gtd Sr Note (United Kingdom)                                         8.200   07-15-2009  BBB-              2,330         2,700,969
Continental Cablevision, Inc., Deb                                   9.500   08-01-2013  BBB               3,280         3,615,413
Grupo Televisa SA, Note (Mexico)                                     8.000   09-13-2011  BBB-              2,465         2,785,450
Innova S. de R.L.,
Note (Mexico)                                                        9.375   09-19-2013  B+                1,635         1,782,150
Sr Note (Mexico)                                                    12.875   04-01-2007  B+                  314           319,956
Liberty Media Corp., Floating Rate Sr Note (P)                       3.020   09-17-2006  BBB-              7,635         7,726,773
Muzak LLC/ Muzak Finance Corp., Sr Note                             10.000   02-15-2009  CCC               1,135         1,010,150
News America Holdings, Inc., Gtd Sr Deb                              8.250   08-10-2018  BBB-              3,000         3,717,423
Rogers Cablesystems Ltd., Sr Note Ser B (Canada)                    10.000   03-15-2005  BBB-              4,880         5,048,892
Shaw Communications, Inc., Sr Note (Canada)                          8.250   04-11-2010  BB+               2,260         2,528,881
TCI Communications, Inc., Deb                                        9.800   02-01-2012  BBB               2,550         3,273,828
Time Warner, Inc., Deb                                               9.125   01-15-2013  BBB+              6,661         8,345,687
XM Satellite Radio, Inc.,
Sr Sec Disc Note (Zero to 12-31-05 then 14.00%) (O)                   Zero   12-31-2009  CCC+              1,895         1,833,760
Sr Sec Note                                                         12.000   06-15-2010  CCC+              1,473         1,690,268

Casinos & Gaming 0.53%                                                                                                   6,539,917
Harrah's Operating Co., Inc., Sr Note                                7.125   06-01-2007  BBB-              2,940         3,195,477
Mohegan Tribal Gaming Auth, Sr Sub Note (S)                          7.125   08-15-2014  BB-               1,050         1,078,875
MTR Gaming Group, Inc., Sr Note Ser B                                9.750   04-01-2010  B+                1,120         1,220,800
Waterford Gaming LLC, Sr Note (S)                                    8.625   09-15-2012  B+                  981         1,044,765

Commodity Chemicals 0.28%                                                                                                3,431,872
RPM International, Inc., Sr Note                                     6.250   12-15-2013  BBB               3,305         3,431,872

Construction & Farm Machinery & Heavy Trucks 0.18%                                                                       2,260,500
Case Corp., Note                                                     7.250   08-01-2005  BB-               2,200         2,260,500

Consumer Finance 1.26%                                                                                                  15,619,699
Capital One Bank, Sr Note (L)                                        8.250   06-15-2005  BBB-              3,000         3,131,412
Capital One Financial Corp., Note (L)                                7.250   05-01-2006  BB+               1,940         2,065,398
Ford Motor Credit Co.,
Note                                                                 7.375   10-28-2009  BBB-                995         1,089,027
Note                                                                 6.875   02-01-2006  BBB-              3,035         3,192,477
General Motors Acceptance Corp., Note                                7.250   03-02-2011  BBB               1,395         1,490,397
Household Finance Corp., Note                                        6.750   05-15-2011  A                 4,140         4,650,988

Department Stores 0.47%                                                                                                  5,886,363
Penney J.C. Co., Inc., Deb (L)                                       7.650   08-15-2016  BB+               3,060         3,388,950
Penney J.C. Corp., Inc., Note (L)                                    8.000   03-01-2010  BB+               2,215         2,497,413

Diversified Banks 3.59%                                                                                                 44,523,409
Bank of New York, Cap Security (S)                                   7.780   12-01-2026  A-                5,050         5,622,508
Citigroup, Inc., Sub Note                                            6.000   10-31-2033  A+                8,035         8,100,670
Colonial Bank, Sub Note                                              9.375   06-01-2011  BBB-              1,480         1,770,311
Mizuho Financial Group Cayman Ltd., Gtd Note (Cayman Islands)        8.375   12-29-2049  Baa1              3,500         3,758,881
NBD Bank N.A., Sub Deb                                               8.250   11-01-2024  A                   650           812,200
Rabobank Capital Fund II, Perpetual Bond (5.260% to 12-31-13 then
variable) (S)                                                        5.260   12-29-2049  AA                1,180         1,189,882
Royal Bank of Scotland Group Plc, Perpetual Bond (7.648% to
09-30-31 then variable) (United Kingdom)                             7.648   08-29-2049  A                 8,055         9,476,264
St. George Funding Co., Perpetual Bond (8.485% to 06-30-17 then
variable) (Australia) (S)                                            8.485   12-31-2049  Baa1              4,555         5,365,294
Socgen Real Estate Co. LLC, Perpetual Bond Ser A (7.64% to
09-30-07 then variable) (S)                                          7.640   12-29-2049  A                 2,240         2,500,790
Westpac Capital Trust III, Perpetual Sub Bond (5.819% to 09-30-13
then variable) (S)                                                   5.819   12-29-2049  A-                2,775         2,887,693
Wachovia Corp., Sub Note                                             5.250   08-01-2014  A-                2,970         3,038,916

Diversified Commercial Services 0.52%                                                                                    6,504,050
Cendant Corp.,
Note                                                                 6.875   08-15-2006  BBB               4,200         4,501,871
Note                                                                 7.125   03-15-2015  BBB               1,750         2,002,179

Electric Utilities 7.55%                                                                                                93,723,047
AES Eastern Energy L.P., Pass Thru Ctf Ser 1999-A (L)                9.000   01-02-2017  BB+               3,549         3,993,238
Beaver Valley Funding Corp.,
 Deb                                                                 8.625   06-01-2007  BB+                 765           803,998
 Sec Lease Obligation Bond                                           9.000   06-01-2017  BB+               6,799         7,910,643
BVPS II Funding Corp., Collateralized Lease Bond                     8.890   06-01-2017  BB-               6,607         7,619,060
DTE Energy Co., Sr Note                                              6.450   06-01-2006  BBB               2,855         3,013,775
El Paso Electric Co., 1st Mtg Ser E                                  9.400   05-01-2011  BBB               5,695         6,433,311
Empresa Electrica Guacolda S.A., Sr Sec Note (Chile) (S)             8.625   04-30-2013  BBB-              2,133         2,400,935
HQI Transelect Chile SA, Sr Note (Chile)                             7.875   04-15-2011  A-                3,235         3,757,967
Illinois Power Co., Mtg Bond                                         7.500   07-15-2025  B                 1,885         1,932,125
IPALCO Enterprises, Inc., Sr Sec Note                                8.625   11-14-2011  BB-               3,000         3,330,000
Kansas Gas & Electric Co., Deb                                       8.290   03-29-2016  BB-               3,385         3,503,475
Midland Funding Corp. II,
Deb Ser B                                                           13.250   07-23-2006  BB-               3,690         4,205,637
Lease Oblig Bond Ser A (L)                                          11.750   07-23-2005  BB-               4,892         5,221,451
Monterrey Power S.A. de C.V., Sr Sec Bond (Mexico) (S)               9.625   11-15-2009  BBB-              2,445         2,894,606
NiSource Finance Corp., Note                                         3.200   11-01-2006  BBB               2,845         2,843,922
Pepco Holdings, Inc., Note                                           3.750   02-15-2006  BBB               3,360         3,391,880
PNPP II Funding Corp., Deb                                           9.120   05-30-2016  BB+               4,132         4,853,199
Progress Energy, Inc., Sr Note                                       6.750   03-01-2006  BBB-              2,770         2,924,657
PSE&G Energy Holdings LLC, Sr Note                                   7.750   04-16-2007  BB-               2,360         2,507,500
System Energy Resources, Inc., Sec Bond (S)                          5.129   01-15-2014  BBB               3,815         3,860,933
Texas-New Mexico Power Co., Sr Note                                  6.125   06-01-2008  BB+               3,135         3,267,614
TransAlta Corp., Note (Canada)                                       5.750   12-15-2013  BBB-              3,295         3,371,747
TXU Australia Holdings, LP, Sr Note (Australia) (S)                  6.750   12-01-2006  A-                1,650         1,778,347
TXU Energy Co. LLC, Floating Rate Note (L)(P)                        2.380   01-17-2006  BBB               2,155         2,159,170
Waterford 3 Funding Corp., Sec Lease Obligation Bond                 8.090   01-02-2017  BBB-              5,071         5,743,857

Electrical Components & Equipment 0.39%                                                                                  4,819,192
AMETEK, Inc., Sr Note                                                7.200   07-15-2008  BBB               4,395         4,819,192

Environmental Services 0.49%                                                                                             6,048,315
Allied Waste North America, Inc., Sr Sub Note Ser B (L)             10.000   08-01-2009  B+                5,733         6,048,315

Food Retail 0.67%                                                                                                        8,368,443
Delhaize America, Inc., Note                                         8.125   04-15-2011  BB+               1,400         1,592,676
Food Lion, Inc.,
Note                                                                 8.730   08-30-2006  BBB-              2,500         2,632,298
Note                                                                 7.550   04-15-2007  BB+               1,955         2,119,247
Kroger Co. (The), Sr Note                                            8.150   07-15-2006  BBB               1,855         2,024,222

Foreign Government 0.21%                                                                                                 2,562,616
Colombia, Republic of, Bond (Colombia)                               9.750   04-09-2011  BB+               2,257         2,562,616

Forest Products 0.42%                                                                                                    5,163,395
Weyerhaeuser Co., Deb                                                7.125   07-15-2023  BBB               4,665         5,163,395

Gas Utilities 0.21%                                                                                                      2,641,506
Korea Gas Corp., Sr Note (South Korea) (S)                           4.750   11-26-2010  A-                2,630         2,641,506

Health Care Facilities 0.97%                                                                                            12,102,204
HCA, Inc.,
Note                                                                 9.000   12-15-2014  BBB-              2,832         3,439,968
Note                                                                 8.750   09-01-2010  BBB-              7,385         8,662,236

Homebuilding 0.46%                                                                                                       5,690,189
KB Home, Sr Note                                                     5.750   02-01-2014  BB+               2,890         2,810,525
Lennar Corp., Sr Note Ser B                                          9.950   05-01-2010  BBB-              2,615         2,879,664

Hotels, Resorts & Cruise Lines 0.73%                                                                                     9,008,963
Hyatt Equities LLC, Note (S)                                         6.875   06-15-2007  BBB               3,130         3,356,963
Meditrust,
Med Term Note                                                        7.300   01-16-2006  BB-               1,945         2,003,350
Note                                                                 7.000   08-15-2007  BB-               1,500         1,567,500
Starwood Hotels & Resorts Worldwide, Inc., Sr Note                   7.375   05-01-2007  BB+               1,945         2,081,150

Industrial Conglomerates 0.83%                                                                                          10,319,504
General Electric Co., Note                                           5.000   02-01-2013  AAA               4,710         4,845,022
Tyco International Group S.A.,
Note (Luxembourg)                                                    6.750   02-15-2011  BBB               3,305         3,693,364
Note (Luxembourg)                                                    5.800   08-01-2006  BBB               1,695         1,781,118

Industrial Machinery 0.50%                                                                                               6,159,692
Kennametal, Inc., Sr Note                                            7.200   06-15-2012  BBB               2,775         3,019,586
Trinity Industries, Inc., Pass Thru Ctf (S)                          7.755   02-15-2009  Ba1               2,945         3,140,106

Insurance Brokers 0.24%                                                                                                  3,026,717
Mantis Reef Ltd., Note (Australia) (S)                               4.692   11-14-2008  A-                2,990         3,026,717

Integrated Oil & Gas 0.85%                                                                                              10,533,600
Pemex Project Funding Master Trust, Gtd Note                         9.125   10-13-2010  BBB-              8,800        10,533,600

Investment Banking & Brokerage 0.27%                                                                                     3,351,795
Morgan Stanley, Sub Note (L)                                         4.750   04-01-2014  A                 3,465         3,351,795

IT Consulting & Other Services 0.28%                                                                                     3,534,127
NCR Corp., Note                                                      7.125   06-15-2009  BBB-              3,175         3,534,127

Managed Health Care 0.29%                                                                                                3,579,313
Medco Health Solutions, Inc., Sr Note (L)                            7.250   08-15-2013  BBB               3,245         3,579,313

Meat, Poultry & Fish 0.26%                                                                                               3,246,286
Tyson Foods, Inc.,
Note                                                                 7.250   10-01-2006  BBB               1,345         1,450,040
Note                                                                 8.250   10-01-2011  BBB               1,530         1,796,246

Metal & Glass Containers 0.27%                                                                                           3,358,650
BWAY Corp., Sr Sub Note                                             10.000   10-15-2010  B-                1,460         1,554,900
Owens-Brockway Glass Container, Inc., Gtd Sr Sec Note                8.750   11-15-2012  BB-               1,625         1,803,750

Movies & Entertainment 0.07%                                                                                               812,000
LCE Acquisition Corp., Sr Sub Note (S)                               9.000   08-01-2014  CCC+                800           812,000

Multi-Line Insurance 0.88%                                                                                              10,916,216
Liberty Mutual Group, Note (S)                                       5.750   03-15-2014  BBB               2,410         2,390,790
Massachusetts Mutual Life Insurance Co., Surplus Note (S)            7.625   11-15-2023  AA                3,985         4,835,809
New York Life Insurance Co., Note (S)                                5.875   05-15-2033  AA-               3,685         3,689,617

Multi-Utilities & Unregulated Power 2.04%                                                                               25,369,262
CenterPoint Energy Resources Corp., Sr Note Ser B                    7.875   04-01-2013  BBB               2,715         3,202,807
Duke Capital LLC, Sr Note                                            8.000   10-01-2019  BBB-              3,160         3,724,986
Duke Energy Corp., Note                                              7.000   10-15-2006  BBB-              1,225         1,294,807
ESI Tractebel Acquistion Corp., Sec Bond Ser B                       7.990   12-30-2011  BB                  890           921,150
East Coast Power LLC, Sr Sec Note                                    6.737   03-31-2008  BBB-                283           288,555
East Coast Power LLC, Sr Sec Note Ser B                              7.066   03-31-2012  BBB-              3,062         3,140,775
NorAm Energy Corp., Deb                                              6.500   02-01-2008  BBB               1,925         2,080,965
Salton Sea Funding Corp.,
Sr Sec Note                                                          7.370   05-30-2005  BB+               5,020         5,183,186
Sr Sec Note Ser C                                                    7.840   05-30-2010  BB+               5,186         5,532,031

Office Services & Supplies 0.21%                                                                                         2,612,346
Office Depot, Inc., Note                                             6.250   08-15-2013  BBB-              2,445         2,612,346

Oil & Gas Refining & Marketing & Transportation 0.68%                                                                    8,475,706
Enterprise Products Operating L.P., Sr Note Ser B                    6.875   03-01-2033  BB+               3,055         3,004,406
Magellan Midstream Partners, L.P., Note                              6.450   06-01-2014  BBB               2,800         2,932,443
TEPPCO Partners, L.P., Sr Note                                       7.625   02-15-2012  BBB               2,215         2,538,857

Oil & Gas Exploration & Production 0.40%                                                                                 4,905,110
Canadian Oil Sands Ltd., Note (Canada) (S)                           4.800   08-10-2009  BBB+              2,435         2,473,729
Occidental Petroleum Corp., Sr Deb                                  10.125   09-15-2009  BBB+              1,925         2,431,381

Other Diversified Financial Services 0.97%                                                                              12,085,639
General Electric Capital Corp.,
Med Term Note Ser A                                                  2.970   07-26-2006  AAA               4,405         4,426,452
Med Term Note Ser A                                                  6.750   03-15-2032  AAA               2,620         2,975,940
Glencore Funding LLC, Gtd Note (S)                                   6.000   04-15-2014  BBB               4,860         4,683,247

Packaged Foods & Meats 0.09%                                                                                             1,147,378
General Foods Corp., Deb                                             7.000   06-15-2011  A-                1,145         1,147,378

Paper Packaging 0.75%                                                                                                    9,292,258
Sealed Air Corp., Sr Note (S)                                        5.375   04-15-2008  BBB               2,090         2,188,458
Stone Container Corp.,
Sr Note                                                              9.750   02-01-2011  B                 2,365         2,648,800
Sr Note                                                              8.375   07-01-2012  B                 4,050         4,455,000

Paper Products 0.56%                                                                                                     6,947,714
Boise Cascade Corp., Sr Note                                         6.500   11-01-2010  BB                2,085         2,303,925
Donohue Forest Products, Gtd Sr Note (Canada)                        7.625   05-15-2007  BB                3,050         3,192,539
MDP Acquisitions Plc, Sr Note (Ireland)                              9.625   10-01-2012  B                 1,290         1,451,250

Pharmaceuticals 0.20%                                                                                                    2,533,669
Wyeth, Note                                                          5.500   03-15-2013  A                 2,515         2,533,669

Precious Metals & Minerals 0.18%                                                                                         2,245,000
Freeport-McMoRan Copper & Gold, Inc., Sr Note                       10.125   02-01-2010  B                 2,000         2,245,000

Property & Casualty Insurance 0.62%                                                                                      7,704,461
Ohio Casualty Corp., Note                                            7.300   06-15-2014  BB                1,700         1,762,312
QBE Insurance Group Ltd., Bond (Australia) (S)                       5.647   07-01-2023  BBB               4,230         4,163,627
URC Holdings Corp., Sr Note (S)                                      7.875   06-30-2006  AA-               1,630         1,778,522

Railroads 0.10%                                                                                                          1,221,075
TFM S.A. de C.V., Gtd Sr Disc Note (Mexico)                         11.750   06-15-2009  B                 1,215         1,221,075

Real Estate Investment Trusts 1.33%                                                                                     16,483,835
American Health Properties, Inc., Note                               7.500   01-15-2007  BBB+              2,380         2,576,402
Healthcare Realty Trust, Inc., Sr Note                               8.125   05-01-2011  BBB-              2,515         2,942,017
iStar Financial, Inc., Sr Note                                       7.000   03-15-2008  BB+               2,110         2,265,049
ProLogis Trust, Note                                                 7.050   07-15-2006  BBB+              1,745         1,886,746
Spieker Properties, Inc., Note                                       7.125   12-01-2006  BBB+              4,880         5,330,126
TriNet Corporate Realty Trust, Inc., Note                            7.700   07-15-2017  BB+               1,325         1,483,495

Soft Drinks 0.14%                                                                                                        1,716,495
Panamerican Beverages, Inc., Sr Note (Panama)                        7.250   07-01-2009  BBB               1,545         1,716,495

Specialized Finance 9.83%                                                                                              122,039,624
Americredit Automobile Receivables Trust, Pass Thru Ctf Ser
2004-CA Class A-3                                                    3.000   03-06-2009  AAA               2,455         2,455,000
Ameriquest Mortgage Securities, Inc.,
Pass Thru Ctf Ser 2003-10 Class AF-3                                 3.230   12-25-2033  AAA               9,155         9,170,303
Pass Thru Ctf Ser 2003-IA1 Class A-4                                 4.965   11-25-2033  AAA               4,155         4,211,060
Bank of America Mortgage Securities, Inc., Mtg Pass Thru Ctf Ser
2004-D Class 2A1                                                     3.649   05-25-2034  AAA               6,675         6,546,324
Centex Home Equity Loan Trust, Home Equity Loan Asset-Backed Ctf
Ser 2004-A Class AF-4                                                4.510   08-25-2032  AAA               4,550         4,591,568
Citibank Credit Card Issuance Trust, Pass Thur Ctf Ser 2003-C3       4.450   04-07-2010  BBB               3,870         3,951,067
ContiMortgage Home Equity Loan Trust, Pass Thru Ctf Ser 1995-2
Class A-5                                                            8.100   08-15-2025  AAA               1,138         1,137,118
Country Alternative Loan Trust, Mtg Pass Thru Ctf Ser 2004-25CB
(M)                                                                  6.000   09-30-2034  AAA               6,325         6,494,984
Credit-Based Asset Servicing and Securitization LL, Mtg Asset
Backed Ctf Ser 2004-CB4 Class A3                                     4.632   05-25-2035  AAA               2,670         2,693,249
Deutsche Mortgage & Asset Receiving Corp., Commercial Mtg
Pass-Thru Ctf Ser 1998-C1 Class C                                    6.861   06-15-2031  A2                3,585         3,906,103
Ford Credit Auto Owner Trust, Pass Thru Ctf Ser 2004-A Class A3      2.930   03-15-2008  AAA               5,975         5,988,073
Global Signal Trust, Sub Bond Ser 2004-1A Class D (S)                5.098   01-15-2034  BBB               3,270         3,220,529
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg Pass Thru Ctf Ser 2003-C1 Class A-4                   4.111   07-05-2035  AAA               2,865         2,758,694
Commercial Mtg Pass Thru Ctf Ser 2003-C2 Class A-2                   4.022   01-05-2036  AAA               6,160         6,185,610
GSR Mortgage Loan Trust, Commercial Mtg Pass Thru Ctf Ser 2004-7
Class 2A-1                                                           4.191   06-25-2034  AAA               5,839         5,833,928
Household Automotive Trust, Pass Thru Ctf Ser 2004-1 Class A3        3.300   05-18-2009  AAA               6,285         6,331,874
Humpuss Funding Corp., Note (S)                                      7.720   12-15-2009  B2                1,973         1,756,690
Impac Secured Assets Corp., Mtg Pass Thru Ctf Ser 2004-1 Class A3    3.710   03-25-2034  AAA               3,675         3,629,338
LB-UBS Commercial Mortgage Trust, Commercial Mtg Pass Thru Ctf
Ser 2003-C3 Class A4                                                 4.166   05-15-2032  AAA               5,225         5,065,372
MBNA Master Credit Card Trust, Sub Bond Ser 1998-E Class C (S)       6.600   09-15-2010  BBB               3,735         4,047,848
Morgan Stanley Dean Witter Capital I Trust, Pass Thru Ctf Ser
2001-IQA Class A-1                                                   4.570   12-18-2032  Aaa               3,340         3,406,743
ONYX Acceptance Auto Trust, Pass Thru Ctf Ser 2004-C Class A3        2.940   11-15-2008  AAA               2,040         2,041,992
Residential Asset Mortgage Products, Inc.,
Mtg Pass Thru Ctf Ser 2004-RS7 Class AI-2                            4.000   09-25-2025  AAA               4,605         4,626,586
Mtg Pass Thru Ctf Ser 2003-RS10 Class AI-5                           4.910   01-25-2031  AAA               4,595         4,628,929
Residential Asset Securities Corp., Asset Backed Pass Thru Ctf
Ser 2004-A-KS5 Class A2                                              1.835   09-25-2033  AAA               5,965         5,964,838
Specialty Underwriting & Residential Finance Trust, Mtg Loan
Asset Backed Ctf Ser 2003-BC4 Class A3B                              4.788   11-25-2034  AAA               6,685         6,644,498
WFS Financial Owner Trust, Pass Thru Ctf Ser 2004-3 Class A3         3.300   03-17-2009  AAA               4,715         4,751,306

Telecommunication Services 4.64%                                                                                        57,609,358
AT&T Corp., Sr Note                                                  8.050   11-15-2011  BB+               3,991         4,340,212
Deutsche Telekom International Finance B.V., Bond (Coupon rate
step up/down on rating) (Netherlands)                                8.750   06-15-2030  BBB+              4,785         6,133,743
France Telecom SA, Note (France)                                     7.950   03-01-2006  BBB+              1,615         1,733,174
Qwest Capital Funding, Inc., Gtd Note                                7.750   08-15-2006  B                 3,590         3,590,000
Qwest Corp., Note (S)                                                9.125   03-15-2012  BB-               3,940         4,225,650
Sprint Capital Corp.,
 Note                                                                6.875   11-15-2028  BBB-              3,390         3,533,366
 Note                                                                7.125   01-30-2006  BBB-              8,515         9,025,261
Telecom De Puerto Rico, Sr Sub Note (Puerto Rico)                    6.650   05-15-2006  BBB+              4,750         5,017,867
Telefonos de Mexico S.A. de C.V., Sr Note (Mexico)                   8.250   01-26-2006  BBB-              6,250         6,688,487
Telus Corp., Note (Canada)                                           8.000   06-01-2011  BBB               6,290         7,312,993
Verizon Pennsylvania, Inc., Deb Ser A (L)                            5.650   11-15-2011  A+                5,725         6,008,605

Telecommunications Equipment 0.61%                                                                                       7,581,602
Corning, Inc.,
Deb                                                                  7.000   03-15-2007  BB+               1,920         1,920,000
Med Term Note                                                        8.300   04-04-2025  Ba2               3,930         4,098,345
Note                                                                 6.300   03-01-2009  BB+               1,495         1,563,257

Thrifts & Mortgage Finance 0.24%                                                                                         2,964,333
Doral Financial Corp., Floating Rate Sr Note (Puerto Rico) (P)       1.985   12-07-2005  BBB-              2,960         2,964,333

Tobacco 0.95%                                                                                                           11,809,592
Altria Group, Inc., Note                                             7.000   11-04-2013  BBB               3,435         3,620,844
Commonwealth Brands, Inc., Sr Sec Sub Note (S)                      10.625   09-01-2008  B-                1,355         1,432,913
Phillip Morris Co., Inc., Note                                       6.950   06-01-2006  BBB               5,445         5,750,835
Standard Commercial Corp., Sr Note (S)                               8.000   04-15-2012  BB+               1,000         1,005,000

Trucking 0.47%                                                                                                           5,773,716
CNF, Inc., Sr Deb Ser B                                              6.700   05-01-2034  BBB-              1,975         2,008,097
ERAC USA Finance Co., Note (S)                                       7.950   12-15-2009  BBB+              1,985         2,328,693
Hertz Corp., Note                                                    4.700   10-02-2006  BBB-              1,405         1,436,926

Wireless Telecommunication Service 0.47%                                                                                 5,784,000
Mobile Telesystems Finance S.A,
Gtd Bond (Luxembourg)                                               10.950   12-21-2004  BB-                 900           918,000
Gtd Bond (Luxembourg) (S)                                           10.950   12-21-2004  BB-               1,470         1,499,400
Gtd Note (Luxembourg) (S)                                            8.375   10-14-2010  BB-               1,430         1,415,700
Gtd Sr Note (Luxembourg) (S)                                         9.750   01-30-2008  BB-                 720           763,200
PTC International Finance II SA, Gtd Note (Luxembourg)              11.250   12-01-2009  BB+               1,110         1,187,700

                                                                                         Credit
Issuer, description                                                                      rating (A)       Shares             Value
Preferred stocks 0.82%                                                                                                 $10,235,975
(Cost $10,032,766)

Auto Parts & Equipment 0.37%                                                                                             4,669,115
Delphi Trust I, 8.25%                                                                    BB              175,795         4,669,115

Electric Utilities 0.22%                                                                                                 2,688,750
TNP Enterprises, Inc., 14.50%, Ser D                                                     B+                2,250         2,688,750

Real Estate Investment Trusts 0.23%                                                                                      2,878,110
Health Care Property Investors, Inc., 7.10%, Ser F                                       BBB             113,000         2,878,110

                                                                  Interest    Maturity   Credit        Par value
State, issuer, description                                          rate %        date   rating (A)         (000)            Value
Tax-exempt long-term bonds 0.13%                                                                                        $1,590,953
(Cost $1,649,468)

Tobacco 0.13%                                                                                                            1,590,953
Golden State Tobacco Securitization Corp., Rev Ser 2003-A-1          6.750   06-01-2039  BBB               1,705         1,590,953

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                                 rate %        date   rating (A)         (000)            Value
U.S. government and agencies securities 42.24%                                                                        $524,259,465
(Cost $516,115,964)

Government U.S. 7.62%                                                                                                   94,565,277
United States Treasury,
Bond (L)                                                             6.250   08-15-2023  AAA               9,940        11,546,324
Bond (L)                                                             5.375   02-15-2031  AAA              45,860        48,826,592
Note (L)                                                             6.875   05-15-2006  AAA               3,720         4,005,250
Note (L)                                                             4.750   05-15-2014  AAA              23,995        25,182,561
Note                                                                 4.250   08-15-2014  AAA               4,955         5,004,550

Government U.S. Agency 34.62%                                                                                          429,694,188
Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf                                                 11.250   01-01-2016  AAA                 131           145,600
30 Yr Pass Thru Ctf                                                  5.000   08-01-2033  AAA              12,349        12,288,234
30 Yr Pass Thru Ctf (M)                                              6.000   08-01-2034  AAA               3,364         3,483,378
30 Yr Pass Thru Ctf (M)                                              6.000   08-01-2034  AAA               3,881         4,018,597
CMO REMIC 2563-PA                                                    4.250   03-15-2031  AAA               7,172         7,150,475
CMO REMIC 2640-WA                                                    3.500   03-15-2033  AAA               2,639         2,609,438
Note                                                                 4.375   02-04-2010  AAA              19,460        19,541,304
Note                                                                 4.250   07-15-2009  AAA               5,870         6,015,476
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf (M)                                              5.000   09-15-2019  AAA              41,010        41,766,142
15 Yr Pass Thru Ctf                                                  7.500   02-01-2008  AAA                 161           168,247
15 Yr Pass Thru Ctf                                                  7.000   04-01-2017  AAA               1,160         1,232,690
15 Yr Pass Thru Ctf                                                  7.000   06-01-2017  AAA                 287           304,829
15 Yr Pass Thru Ctf                                                  4.500   10-01-2018  AAA              23,530        23,572,026
15 Yr Pass Thru Ctf                                                  9.000   06-01-2010  AAA               1,990         2,177,304
15 Yr Pass Thru Ctf                                                  7.000   09-01-2010  AAA                 319           339,729
15 Yr Pass Thru Ctf                                                  5.000   01-01-2018  AAA              12,161        12,407,874
15 Yr Pass Thru Ctf                                                  4.500   05-01-2018  AAA              11,499        11,519,864
15 Yr Pass Thru Ctf                                                  5.000   05-01-2018  AAA              23,460        23,953,401
15 Yr Pass Thru Ctf                                                  5.000   06-01-2018  AAA               3,766         3,845,777
30 Yr Pass Thru Ctf (M)                                              5.500   09-15-2034  AAA              12,355        12,544,180
30 Yr Pass Thru Ctf (M)                                              6.500   09-15-2034  AAA              18,535        19,455,967
30 Yr Pass Thru Ctf                                                  5.000   06-01-2034  AAA               7,444         7,395,215
30 Yr Pass Thru Ctf                                                  6.000   08-01-2034  AAA              12,450        12,914,734
30 Yr Pass Thru Ctf                                                  5.500   04-01-2033  AAA              16,936        17,295,293
30 Yr Pass Thru Ctf                                                  6.000   02-01-2033  AAA              11,988        12,434,918
30 Yr Pass Thru Ctf                                                  5.000   04-01-2034  AAA               8,864         8,805,641
30 Yr Pass Thru Ctf                                                  5.000   04-01-2034  AAA               8,850         8,791,660
30 Yr Pass Thru Ctf                                                  6.000   11-01-2033  AAA               2,388         2,477,525
30 Yr Pass Thru Ctf                                                  6.000   01-01-2034  AAA              12,868        13,347,709
30 Yr Pass Thru Ctf                                                  5.000   04-01-2034  AAA              18,386        18,265,415
30 Yr Pass Thru Ctf                                                  5.000   05-01-2034  AAA               2,961         2,941,551
30 Yr Pass Thru Ctf                                                  5.000   04-01-2034  AAA               3,602         3,578,422
CMO REMIC 2002-82-QL                                                 5.000   05-25-2027  AAA               5,800         5,918,147
CMO REMIC 2003-16-PD                                                 5.000   10-25-2016  AAA              10,690        10,905,786
CMO REMIC 2003-17-QT                                                 5.000   08-25-2027  AAA              13,365        13,480,250
CMO REMIC 2003-33-AC                                                 4.250   03-25-2033  AAA               2,303         2,313,037
CMO REMIC 2003-49-JE                                                 3.000   04-25-2033  AAA               6,105         5,890,420
CMO REMIC 2003-58-AD                                                 3.250   07-25-2033  AAA               6,724         6,595,899
CMO REMIC 2003-63-PE                                                 3.500   07-25-2033  AAA               4,462         4,370,831
CMO REMIC 2754-PC                                                    5.000   12-15-2028  AAA               9,815        10,046,887
Financing Corp.,
Bond                                                                 9.400   02-08-2018  AAA              21,035        30,129,209
Bond                                                                10.350   08-03-2018  AAA               6,045         9,285,114
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                                  5.500   10-15-2033  AAA               2,417         2,468,433
30 Yr Pass Thru Ctf                                                  6.000   12-20-2033  AAA               7,537         7,824,887
30 Yr Pass Thru Ctf                                                  5.000   05-15-2034  AAA               1,387         1,385,428
30 Yr Pass Thru Ctf                                                 10.000   03-15-2025  AAA                  21            23,985
30 Yr Pass Thru Ctf                                                  9.500   01-15-2021  AAA                  64            72,957
30 Yr Pass Thru Ctf                                                  9.500   11-15-2019  AAA                   8             9,486
30 Yr Pass Thru Ctf                                                 10.500   01-15-2016  AAA                  47            53,792
30 Yr Pass Thru Ctf                                                  9.500   03-15-2020  AAA                  39            44,434
30 Yr Pass Thru Ctf                                                  9.500   06-15-2020  AAA                  13            14,713
30 Yr Pass Thru Ctf                                                 10.000   06-15-2020  AAA                  52            59,201
30 Yr Pass Thru Ctf                                                  9.500   12-15-2020  AAA                  62            70,700
30 Yr Pass Thru Ctf                                                 10.000   11-15-2020  AAA                  27            31,350
30 Yr Pass Thru Ctf                                                  9.500   05-15-2021  AAA                  80            90,472
CMO REMIC 2003-42-XA                                                 3.750   05-16-2033  AAA               1,853         1,820,155

                                                                  Interest                             Par value
Issuer, description, maturity date                                  rate %                                  (000)            Value
Short-term investments 6.85%                                                                                           $85,022,000
(Cost $85,022,000)

Joint Repurchase Agreement 6.85%                                                                                        85,022,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 08-31-04, due 09-01-04 (Secured by
U.S. Treasury Bond 9.000%, due 11-15-18 and U.S. Treasury
Inflation Indexed Bond 3.875%, due 04-15-29)                         1.560                                85,022        85,022,000

Total investments 105.58%                                                                                           $1,310,482,936

Other assets and liabilities, net (5.58%)                                                                             ($69,292,788)

Total net assets 100.00%                                                                                            $1,241,190,148


John Hancock
Bond Fund
Footnotes to Schedule of Investments
August 31, 2004 (unaudited)

(A) Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers, LLC where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment."

(L)  All or a portion of this security is on loan on August 31, 2004.

(M) These securities having an aggregate value of $87,763,248, or 7.07% of the Fund's net assets, have been purchased as forward commitments -- that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $91,294,644 of Ameriquest Mortgage Securities, Inc., 4.965%, 11-25-33; BVPS II Funding Corp., 8.890%, 06-01-17; Corn Products International, Inc., 8.450%, 08-15-09; Delhaize America, Inc., 8.125%, 04-15-11; El Paso Electric Co., 9.400%, 05-01-11; Federal Home Loan Mortgage Corp., 4.375%, 02-04-10; Innova S. de R.L., 12.875%,
     04-01-07; Liberty Media Corp., 3.020%, 09-17-06; Occidental Petroleum Corp., 10.125%, 09-15-09; Royal Bank of Scotland Group Plc, 7.648%, 08-29-49; Specialty Underwriting & Residential Finance Trust, 4.788%, 11-25-34; Telus Corp., 8.000%, 06-01-11; Telefonos de Mexico S.A. de C.V., 8.250%, 01-26-06 and Time Warner, Inc., 9.125%, 01-15-13 has
     been segregated to cover the forward commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P)  Represents rate in effect on August 31, 2004

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $93,796,122 or 7.56% of net assets as of August 31, 2004.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on August 31, 2004, including short-term investments, was $1,285,601,209. Gross unrealized appreciation and depreciation of investments aggregated $36,883,875 and ($12,002,148), respectively, resulting in net unrealized appreciation of $24,881,727.

For more information

Trustees
Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Richard A. Brown
Senior Vice President and
Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Bond Fund.


210Q1   8/04
       10/04

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Fund


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   October 25, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:   October 25, 2004